Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000029000
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Advisor Class
Trading Symbol	AGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	26.02%	14.73%	15.45%
Advisor Class (with sales charges)	26.02%	14.73%	15.45%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 3000 Growth Index	26.20%	17.74%	15.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,456,250,676
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 9,752,042
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,456,250,676
# of Portfolio Holdings	56
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$9,752,042

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	33.4%
Health Care	17.2%
Consumer Discretionary	13.7%
Communication Services	12.9%
Industrials	8.6%
Consumer Staples	6.3%
Financials	4.0%
Materials	1.2%
Energy	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$125,773,096	8.6%
Microsoft Corp.	$115,238,691	7.9%
Amazon.com, Inc.	$90,038,349	6.2%
Alphabet, Inc. - Class C	$80,069,754	5.5%
Meta Platforms, Inc. - Class A	$73,688,868	5.1%
Visa, Inc. - Class A	$57,514,367	4.0%
Vertex Pharmaceuticals, Inc.	$49,953,704	3.4%
Eli Lilly & Co.	$42,280,474	2.9%
Monster Beverage Corp.	$37,803,196	2.6%
Costco Wholesale Corp.	$34,713,060	2.4%
Total	$707,073,559	48.6%

Material Fund Change [Text Block]
C000028997
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class A
Trading Symbol	AGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.09%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	25.72%	14.44%	15.17%
Class A (with sales charges)	20.37%	13.45%	14.67%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 3000 Growth Index	26.20%	17.74%	15.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,456,250,676
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 9,752,042
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,456,250,676
# of Portfolio Holdings	56
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$9,752,042

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	33.4%
Health Care	17.2%
Consumer Discretionary	13.7%
Communication Services	12.9%
Industrials	8.6%
Consumer Staples	6.3%
Financials	4.0%
Materials	1.2%
Energy	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$125,773,096	8.6%
Microsoft Corp.	$115,238,691	7.9%
Amazon.com, Inc.	$90,038,349	6.2%
Alphabet, Inc. - Class C	$80,069,754	5.5%
Meta Platforms, Inc. - Class A	$73,688,868	5.1%
Visa, Inc. - Class A	$57,514,367	4.0%
Vertex Pharmaceuticals, Inc.	$49,953,704	3.4%
Eli Lilly & Co.	$42,280,474	2.9%
Monster Beverage Corp.	$37,803,196	2.6%
Costco Wholesale Corp.	$34,713,060	2.4%
Total	$707,073,559	48.6%

Material Fund Change [Text Block]
C000028999
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class C
Trading Symbol	AGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.84%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	24.77%	13.58%	14.30%
Class C (with sales charges)	23.81%	13.58%	14.30%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 3000 Growth Index	26.20%	17.74%	15.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,456,250,676
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 9,752,042
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,456,250,676
# of Portfolio Holdings	56
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$9,752,042

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	33.4%
Health Care	17.2%
Consumer Discretionary	13.7%
Communication Services	12.9%
Industrials	8.6%
Consumer Staples	6.3%
Financials	4.0%
Materials	1.2%
Energy	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$125,773,096	8.6%
Microsoft Corp.	$115,238,691	7.9%
Amazon.com, Inc.	$90,038,349	6.2%
Alphabet, Inc. - Class C	$80,069,754	5.5%
Meta Platforms, Inc. - Class A	$73,688,868	5.1%
Visa, Inc. - Class A	$57,514,367	4.0%
Vertex Pharmaceuticals, Inc.	$49,953,704	3.4%
Eli Lilly & Co.	$42,280,474	2.9%
Monster Beverage Corp.	$37,803,196	2.6%
Costco Wholesale Corp.	$34,713,060	2.4%
Total	$707,073,559	48.6%

Material Fund Change [Text Block]
C000029003
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class I
Trading Symbol	AGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGFIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGFIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	26.05%	14.72%	15.52%
Class I (with sales charges)	26.05%	14.72%	15.52%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 3000 Growth Index	26.20%	17.74%	15.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,456,250,676
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 9,752,042
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,456,250,676
# of Portfolio Holdings	56
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$9,752,042

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	33.4%
Health Care	17.2%
Consumer Discretionary	13.7%
Communication Services	12.9%
Industrials	8.6%
Consumer Staples	6.3%
Financials	4.0%
Materials	1.2%
Energy	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$125,773,096	8.6%
Microsoft Corp.	$115,238,691	7.9%
Amazon.com, Inc.	$90,038,349	6.2%
Alphabet, Inc. - Class C	$80,069,754	5.5%
Meta Platforms, Inc. - Class A	$73,688,868	5.1%
Visa, Inc. - Class A	$57,514,367	4.0%
Vertex Pharmaceuticals, Inc.	$49,953,704	3.4%
Eli Lilly & Co.	$42,280,474	2.9%
Monster Beverage Corp.	$37,803,196	2.6%
Costco Wholesale Corp.	$34,713,060	2.4%
Total	$707,073,559	48.6%

Material Fund Change [Text Block]